[EATON VANCE LOGO]





                                                    [PHOTO OF STOCK CERTIFICATE]
    SEMIANNUAL REPORT JULY 31, 2001



                                   EATON VANCE

                                   HIGH YIELD
[PHOTO OF MAN ON HORSE]
                                   MUNICIPALS

                                      FUND



[PHOTO OF BUILDINGS]

Eaton Vance High Yield Municipals Fund as of July 31, 2001

MARKET RECAP

The U.S. economy remained weak throughout the first half of 2001. Pressured by a discouraging earnings outlook, corporate America began a series of job layoffs, particularly within the technology and manufacturing sectors. Interestingly, consumer spending held up reasonably well under these harsh conditions. However, as the year has progressed, there have been increasing signs that mounting layoffs and poor stock market performance have eroded consumer confidence. Reflecting the weak economy, the nation's Gross Domestic Product, which grew a tepid 1.3% in the first quarter of 2001, managed only a 0.7% increase in the second quarter.

The Federal Reserve has aggressively lowered short-term interest rates in 2001...

In response to the flagging economy, the Federal Reserve embarked on an aggressive monetary easing. Beginning in early January, the Fed initiated a series of interest rate cuts and, by the end of August, had reduced its benchmark Federal Funds rate - a key short-term interest rate barometer - by 300 basis points (3.00%). Most fixed-income investors greeted the Fed moves enthusiastically, as the bond market - which typically moves in the opposite direction of interest rates - launched an impressive rally.

As recession fears subsided somewhat, the bond market rally paused in the spring...

By late summer, economic data suggested that the Fed's interest rate cuts had considerably reduced the prospects of a full-scale recession. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - reflected that pullback. The Index, which had a total return of 10.08% for the year ended July 31, 2001, had a return of just 3.38% for the final six months of that period.*

The pause in the bond rally was accompanied by a steepening of the Treasury yield curve. As the Index's returns indicated, longer-maturity bonds responded less to the prolonged rate declines than the short end of the market. Accordingly, the yield curve assumed an upward, positive slope, suggesting an increasing confidence that the Fed's interest rate reductions should avert a recession. Nonethe-less, uncertainty has continued to haunt the market, as investors struggle to ascertain the future of the economy.

[CHART]

MUNICIPAL BONDS YIELD 95% OF TREASURY YIELDS
30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*           5.22%
TAXABLE EQUIVALENT YIELD IN 39.6% TAX BRACKET              8.64%
30-YEAR TREASURY BOND                                      5.52%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF A FUND'S YIELD. STATISTICS AS OF JULY 31, 2001.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

An uncertain economy has made municipal bonds an attractive investment option...

Municipal bonds have attracted more attention from investors in the past year, especially given the uncertain economic outlook and the continuing difficulties in the equity market. The municipal sector has also proven less volatile than the corporate bond market, which has been characterized by high default rates. Because the recently passed tax cuts will be phased in over 10 years, they are not expected to significantly reduce demand for municipal bonds in the near-term.

As we indicated earlier, there are still some nagging uncertainties for municipal bond investors. A weaker economy could result in lower revenues for states and municipalities, possibly resulting in increased funding needs. There is also some concern about the size of the much-anticipated budget surpluses. Finally, at these lower interest rate levels, bond refinancings could add to municipal supply. However, while these areas will bear watching, we believe that bonds continue to offer good income opportunities and a measure of refuge from recent market volatility. As one of the few remaining tax havens, we believe municipals merit consideration for today's tax-conscious investor.

*It is not possible to invest directly in an index.

Eaton Vance High Yield Municipals Fund as of July 31, 2001

INVESTMENT UPDATE

                      Management Update
                      -----------------------------------------
[PHOTO OF THOMAS M.   -  With the national economy mired in a downturn, the
    METZOLD]             high-yield municipal market has reflected investor
Thomas M. Metzold        concerns over revenue shortfalls among state,
Portfolio Manager        municipal and industrial issuers. However, the outlook
                         has brightened somewhat in recent months, with default rates leveling off and some signs the market is emerging from its prolonged slump.

- Industrial development revenue bonds (IDB) constituted the Portfolio's largest sector weighting at July 31. The Portfolio's IDB holdings financed commercial initiatives for a wide range of industries, including transportation, waste management, paper and energy. That mix represented a broad diversification that served the Portfolio well in a weak economy.

- Senior living facility bonds provided good income opportunities, although management has remained selective in this area. While hailed in recent years as an attractive health care alternative, the sector has recently seen overcapacity in some communities. The Portfolio has focused on projects, such as La Vida Liena in Albuquerque, N.M., which we feel have sound fundamentals and an experienced sponsor.

- While hospital bonds remained a major emphasis of the Portfolio, management emphasized institutions we believe have the ability to grow, such as Georgia Baptist Health Care System. This issuer has used bond proceeds to upgrade its facilities and delivery systems, offering comprehensive treatment in an impressive range of health care specialities.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

   Performance for the Past Six Months

- During the six months ended July 31, 2001, the Fund's Class A shares had a total return of 4.77%.(1) This return resulted from an increase in net asset value (NAV) to $9.94 per share on July 31, 2001 from $9.80 on January 31, 2001, and the reinvestment of $0.320 in tax-free income.(2)

- The Fund's Class B shares had a total return of 4.32% during the same period,(1) the result of an increase in NAV to $9.91 per share from $9.77 per share, and the reinvestment of $0.275 in tax-free income.(2)

- The Fund's Class C shares had a total return of 4.39% during the same period,(1) the result of an increase in NAV to $9.20 per share from $9.06 per share, and the reinvestment of $0.252 in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2001 of $9.94 per share for Class A, $9.91 per share for Class B and $9.20 for Class C, the distribution rates were 6.49%, 5.60% and 5.49%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 10.66%, 9.20% and 9.01%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C share at July 31 were 6.80%, 6.37% and 6.37%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 11.17%, 10.46% and 10.46%, respectively.(4)

FUND OVERVIEW(6)
Number of Issues                    155
Average Maturity              23.4 Yrs.
Average Rating                     BBB-
Average Call                   6.4 Yrs.
Average Dollar Price             $95.30

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

Fund Information
as of July 31, 2001

Performance(7)                                          Class A  Class B  Class C
----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------
One Year                                                8.17%    7.31%    7.31%
Five Years                                              5.41     4.62     N.A.
Life of Fund+                                           6.40     5.51     3.29

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------
One Year                                                3.02%    2.31%    6.31%
Five Years                                              4.39     4.30     N.A.
Life of Fund+                                           5.53     5.38     3.29

+ Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C:6/18/97

[CHART]

RATING DISTRIBUTION(6)                       BY TOTAL INVESTMENTS
AAA                                                 9.6%
AA                                                  3.2%
A                                                   3.1%
BBB                                                 9.1%
BB                                                  2.4%
B                                                   1.1%
CCC and below                                       1.8%
Non-Rated+                                         69.7%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares.
(2) Aportion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 39.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6)  Fund Overview and Rating Distribution are subject to change.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C includes 1% CDSC. In the opinion of management, 6.1% of the 69.7% non-rated portion of the Fund represents bonds that, if rated, would warrant an investment-grade rating.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001
Assets
------------------------------------------------------
Investment in High Yield Municipals
   Portfolio, at value
   (identified cost, $374,780,531)        $352,339,327
Receivable for Fund shares sold              1,117,675
------------------------------------------------------
TOTAL ASSETS                              $353,457,002
------------------------------------------------------
Liabilities
------------------------------------------------------
Dividends payable                         $    992,617
Payable for Fund shares redeemed               131,018
Payable to affiliate for service fees           72,744
Payable to affiliate for Trustees' fees            416
Accrued expenses                                99,705
------------------------------------------------------
TOTAL LIABILITIES                         $  1,296,500
------------------------------------------------------
NET ASSETS                                $352,160,502
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $387,025,287
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (11,438,123)
Accumulated distributions in excess of
   net investment income                      (985,458)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (22,441,204)
------------------------------------------------------
TOTAL                                     $352,160,502
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $137,966,023
SHARES OUTSTANDING                          13,881,522
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.94
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.94)       $      10.44
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $193,926,844
SHARES OUTSTANDING                          19,570,102
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.91
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 20,267,635
SHARES OUTSTANDING                           2,203,271
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.20
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $12,414,097
Expenses allocated from Portfolio          (1,170,661)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $11,243,436
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,447
Distribution and service fees
   Class A                                    158,880
   Class B                                    947,587
   Class C                                     94,137
Transfer and dividend disbursing agent
   fees                                       107,557
Registration fees                              30,682
Custodian fee                                  16,332
Printing and postage                           14,811
Legal and accounting services                   7,647
Miscellaneous                                  22,912
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,402,992
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 9,840,444
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,713,337)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,713,337)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 7,056,328
   Interest rate swap contracts              (121,388)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 6,934,940
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,221,603
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $15,062,047
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      9,840,444  $     19,596,052
   Net realized loss                            (1,713,337)       (5,365,930)
   Net change in unrealized
      appreciation (depreciation)                6,934,940         5,713,132
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     15,062,047  $     19,943,254
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (4,061,057) $     (7,428,705)
      Class B                                   (5,249,271)      (11,155,700)
      Class C                                     (521,963)         (909,310)
   In excess of net investment income
      Class A                                     (106,245)          (59,753)
      Class B                                     (115,606)               --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (10,054,142) $    (19,553,468)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     30,175,380  $     28,131,275
      Class B                                   12,984,980        27,784,490
      Class C                                    5,040,566         6,417,661
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    1,238,089         2,361,649
      Class B                                    1,498,360         3,251,641
      Class C                                      259,949           502,921
   Cost of shares redeemed
      Class A                                  (12,897,511)      (27,582,866)
      Class B                                  (14,764,145)      (44,328,114)
      Class C                                   (2,611,167)       (7,357,671)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     20,924,501  $    (10,819,014)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     25,932,406  $    (10,429,228)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    326,228,096  $    336,657,324
----------------------------------------------------------------------------
AT END OF PERIOD                          $    352,160,502  $    326,228,096
----------------------------------------------------------------------------

Accumulated distributions in
excess of net investment income
included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (985,458) $       (807,293)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS A
                                  ------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        ---------------------------------------
                                  (UNAUDITED)(1)(2)      2001(1)        2000         1999(1)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.800          $  9.790      $ 11.380      $ 11.570
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income                 $  0.312          $  0.640      $  0.640      $  0.647
Net realized and unrealized
   gain (loss)                           0.148             0.015        (1.585)       (0.176)
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.460          $  0.655      $ (0.945)     $  0.471
----------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------
From net investment income            $ (0.312)         $ (0.640)     $ (0.640)     $ (0.647)
In excess of net investment
   income                               (0.008)           (0.005)       (0.005)       (0.014)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.320)         $ (0.645)     $ (0.645)     $ (0.661)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.940          $  9.800      $  9.790      $ 11.380
----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.77%             6.89%        (8.62)%        4.16%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $137,966          $117,525      $114,610      $128,347
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.07%(5)          1.08%         1.01%         0.95%
   Expenses after custodian
      fee reduction(4)                    1.07%(5)          1.08%         1.00%         0.94%
   Net investment income                  6.38%(5)          6.52%         5.95%         5.60%
Portfolio Turnover of the
   Portfolio                                14%               30%           58%           25%
----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended July 31, 2001. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at net asset value on the last day of each period reported. Dividends and Distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(1)        2000         1999(1)        1998         1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.770          $  9.750      $ 11.330      $ 11.520      $ 10.620     $ 10.650
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.269          $  0.559      $  0.554      $  0.554      $  0.594     $  0.626
Net realized and unrealized
   gain (loss)                           0.146             0.160        (1.579)       (0.167)        0.916       (0.026)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.415          $  0.575      $ (1.025)     $  0.387      $  1.510     $  0.600
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.269)         $ (0.555)     $ (0.554)     $ (0.554)     $ (0.594)    $ (0.626)
In excess of net investment
   income                               (0.006)               --        (0.001)       (0.023)       (0.016)      (0.003)
From net realized gain                      --                --            --            --            --       (0.001)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.275)         $ (0.555)     $ (0.555)     $ (0.577)     $ (0.610)    $ (0.630)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.910          $  9.770      $  9.750      $ 11.330      $ 11.520     $ 10.620
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.32%             6.02%        (9.32)%        3.44%        14.67%        5.90%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $193,927          $191,418      $204,348      $237,497      $191,706     $123,024
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.81%(5)          1.87%         1.77%         1.72%         1.76%        1.36%
   Expenses after custodian
      fee reduction(4)                    1.81%(5)          1.87%         1.76%         1.71%         1.74%        1.32%
   Net investment income                  5.54%(5)          5.72%         5.18%         4.83%         5.36%        5.91%
Portfolio Turnover of the
   Portfolio                                14%               30%           58%           25%            8%          41%
------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                                     1.73%
   Expenses after custodian
      fee reduction(4)                                                                                             1.69%
   Net investment income                                                                                           5.54%
Net investment income per
   share                                                                                                       $  0.587
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended July 31, 2001. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at net asset value on the first day and a sale at net asset value on the last day of each period reported. Dividends and Distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS C
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        --------------------------------------
                                  (UNAUDITED)(1)(2)      2001(1)        2000        1999(1)
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.060           $ 9.030      $10.490       $10.680
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income                  $ 0.254           $ 0.516      $ 0.505       $ 0.506
Net realized and unrealized
   gain (loss)                           0.136             0.019       (1.460)       (0.169)
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.390           $ 0.535      $(0.955)      $ 0.337
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net investment income             $(0.250)          $(0.505)     $(0.505)      $(0.506)
In excess of net investment
   income                                   --                --           --        (0.021)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.250)          $(0.505)     $(0.505)      $(0.527)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.200           $ 9.060      $ 9.030       $10.490
---------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           4.39%             6.04%       (9.38)%        3.22%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $20,268           $17,285      $17,699       $24,576
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.82%(6)          1.89%        1.84%         1.79%
   Expenses after custodian
      fee reduction(5)                    1.82%(6)          1.89%        1.83%         1.78%
   Net investment income                  5.63%(6)          5.70%        5.09%         4.73%
Portfolio Turnover of the
   Portfolio                                14%               30%          58%           25%
---------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended July 31, 2001. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3)  Represents less than $.001 per share.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENT (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each classes' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at July 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   Effective February 1, 2001, the Portfolio adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on all fixed-income securities. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $35,533 increase in cost of investments in Portfolio and a corresponding $35,533 increase to unrealized depreciation.

   The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $2,485 decrease net realized loss by $1,167 and increase net unrealized depreciation by $3,652.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $8,958,699, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2006 ($1,420,815), January 31, 2008 ($2,693,858) and January 31, 2009 ($4,844,026). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   July 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2001
    ----------------------------------------------------------------------------
    Sales                                            3,073,610         2,865,306
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       125,883           240,795
    Redemptions                                     (1,312,706)       (2,815,543)
    ----------------------------------------------------------------------------
    NET INCREASE                                     1,886,787           290,558
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2001
    ----------------------------------------------------------------------------
    Sales                                            1,324,399         2,846,228
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       152,935           333,045
    Redemptions                                     (1,508,270)       (4,536,561)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (30,936)       (1,357,288)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS C                                   (UNAUDITED)       JANUARY 31, 2001
    ----------------------------------------------------------------------------
    Sales                                              554,080           708,639
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        28,598            55,506
    Redemptions                                       (287,868)         (814,790)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            294,810           (50,645)
    ----------------------------------------------------------------------------

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of EVM and BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $25,398 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2001.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $710,690 and $70,603 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $16,286,000 and $2,860,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months July 31, 2001 amounted to $158,880, $236,897, and $23,534 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $156,000 and $4,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 2001 aggregated $47,995,104 and $40,113,377, respectively.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 2.8%
------------------------------------------------------------------------
    $ 1,000       Chester, PA, IDA, (Senior Life-Choice of
                  Kimberton), (AMT), 8.50%, 9/1/25          $  1,057,730
      1,940       Chester, PA, IDA, (Senior Life-Choice of
                  Paoli), (AMT), 8.05%, 1/1/24                 2,003,516
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/13                           344,890
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/13                           328,060
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/14                           311,960
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/14                           296,860
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/15                           282,320
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/15                           268,580
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/16                           255,480
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/16                           242,980
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/17                           231,010
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/17                           219,760
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/18                           209,020
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/18                           198,770
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/19                           189,100
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/19                           179,840
      3,500       New Jersey EDA, (Chelsea at East
                  Brunswick), (AMT), 8.25%, 10/1/20            3,183,320
------------------------------------------------------------------------
                                                            $  9,803,196
------------------------------------------------------------------------
Cogeneration -- 2.9%
------------------------------------------------------------------------
    $ 7,000       Maryland Energy Cogeneration, (AES
                  Warrior Run), (AMT), 7.40%, 9/1/19        $  7,283,430
      1,680       New Jersey EDA, (Vineland Cogeneration),
                  (AMT), 7.875%, 6/1/19                        1,722,991
        560       Robbins, IL, Resource Recovery, (AMT),
                  0.00%, 10/15/09                                217,695
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Cogeneration (continued)
------------------------------------------------------------------------
    $   259       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/09                           $    197,935
      1,206       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/24                                789,633
      1,797       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(1)                            134,766
        703       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(1)                             52,734
------------------------------------------------------------------------
                                                            $ 10,399,184
------------------------------------------------------------------------
Education -- 3.0%
------------------------------------------------------------------------
    $ 4,000       California Educational Facilities
                  Authority, (Stanford University),
                  Residual Certificates,
                  Variable Rate, 12/1/32(2)(3)              $  4,173,520
      2,000       New Hampshire HEFA, (Colby-Sawyer
                  College), 7.50%, 6/1/26                      2,101,380
      2,250       Texas Student Housing Corp., (University
                  of Northern Texas), 9.375%, 7/1/06           2,257,087
      2,000       Texas Student Housing Corp., (University
                  of Northern Texas), 11.00%, 7/1/31           2,010,780
------------------------------------------------------------------------
                                                            $ 10,542,767
------------------------------------------------------------------------
Electric Utilities -- 6.3%
------------------------------------------------------------------------
    $ 7,500       Clark County, NV, (Nevada Power), (AMT),
                  5.90%, 10/1/30                            $  6,868,500
      1,250       Connecticut Development Authority,
                  (Connecticut Light and Power), Variable
                  Rate, 9/1/28(2)(4)                           1,270,775
      2,500       Connecticut Development Authority,
                  (Western Mass Electric), Variable Rate,
                  9/1/28(2)(4)                                 2,541,550
      3,500       Intermountain Power Agency, UT,
                  Variable Rate, 7/1/11(4)                     3,740,625
      1,500       Puerto Rico Electric Power Authority,
                  RITES, Variable Rate, 7/1/29(2)(3)           1,588,665
      4,000       Salt River, AZ, Agricultural Improvement
                  and Power District Electric, Residual
                  Certificates,
                  Variable Rate, 1/1/25(2)(4)                  3,972,320
      2,000       Southern California Public Power
                  Authority, Variable Rate, 7/1/12(4)          2,160,000
------------------------------------------------------------------------
                                                            $ 22,142,435
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
------------------------------------------------------------------------
    $10,000       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity, 0.00%, 10/1/22  $  2,590,100

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------
    $ 3,500       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity, 0.00%, 10/1/22  $    906,535
      3,295       Illinois Development Finance Authority,
                  (Regency Park), Escrowed to Maturity,
                  0.00%, 7/15/25                                 729,381
------------------------------------------------------------------------
                                                            $  4,226,016
------------------------------------------------------------------------
General Obligations -- 3.1%
------------------------------------------------------------------------
    $ 2,240       Bell Mountain Ranch, CO, Metropolitan
                  District, 6.625%, 11/15/25                $  2,186,912
      3,410       Bell Mountain Ranch, CO, Metropolitan
                  District, 7.375%, 11/15/19                   3,546,536
      4,900       Puerto Rico, Variable Rate, 7/1/27(2)(3)     5,233,543
------------------------------------------------------------------------
                                                            $ 10,966,991
------------------------------------------------------------------------
Health Care-Miscellaneous -- 6.3%
------------------------------------------------------------------------
    $ 2,500       Allegheny County, PA, Hospital
                  Development Authority, (West
                  Pennsylvania Allegheny Health System),
                  9.25%, 11/15/30                           $  2,592,100
      2,845       Illinois Development Finance Authority,
                  (Community Rehabilitation Providers),
                  5.60%, 7/1/19                                2,507,668
      2,500       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 6.75%, 12/1/36                2,620,585
      1,289       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,363,758
      1,066       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,127,920
      2,326       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.75%, 12/1/36                2,410,056
      1,956       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.90%, 12/1/36                2,058,631
        367       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.25%, 12/1/36                  395,652
        833       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.375%, 12/1/36                 887,995
      2,308       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.50%, 12/1/36                2,439,852
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
------------------------------------------------------------------------
    $   969       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.70%, 12/1/36             $  1,036,777
      1,938       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.81%, 12/1/36                2,078,594
        581       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.875%, 12/1/36                 627,886
------------------------------------------------------------------------
                                                            $ 22,147,474
------------------------------------------------------------------------
Hospital -- 10.2%
------------------------------------------------------------------------
    $ 3,405       Bell County, TX, (Heritage Oaks
                  Healthcare), 6.70%, 6/1/29                $  2,806,946
      2,500       California Health Facilities Authority,
                  (Cedars Sinai Medical Center), Variable
                  Rate, 12/1/34(2)(4)                          2,876,700
      2,250       Chautauqua County, NY, IDA, (Women's
                  Christian Association), 6.40%, 11/15/29      1,914,615
      8,000       Colorado Health Facilities Authority,
                  (Rocky Mountain Adventist),
                  6.625%, 2/1/22                               8,181,040
      3,685       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.25%, 10/1/18                               3,452,771
      3,700       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.375%, 10/1/28                              3,428,568
      2,500       Hidalgo County, TX, Health Services
                  Corp., (Mission Hospital, Inc.),
                  6.875%, 8/15/26                              2,353,975
      3,000       John Tolfree Health System Corp., MI,
                  6.00%, 9/15/23                               2,634,210
      2,000       New Hampshire HEFA, (Littleton
                  Hospital), 6.00%, 5/1/28                     1,568,280
      2,560       Oneida County, NY, IDA, (Elizabeth
                  Medical Center), 6.00%, 12/1/29              2,174,310
      1,479       Philadelphia, PA, HEFA, (Graduate Health
                  System), 6.625%, 7/1/21(1)                     103,554
      2,127       Philadelphia, PA, HEFA, (Graduate Health
                  System), 7.00%, 7/1/05(1)                      148,874
        875       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/13(1)                              341,250
      5,900       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/23(1)                            2,301,000
      1,785       San Gorgonio, CA, (Memorial Health Care
                  District), 5.75%, 5/1/20                     1,514,233
------------------------------------------------------------------------
                                                            $ 35,800,326
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 8.3%
------------------------------------------------------------------------
    $ 1,235       Atlanta, GA, Urban Residential Finance
                  Authority, (New Community John Hope
                  Project), (AMT), 7.25%, 6/1/07            $  1,215,314
      2,395       Cuyahoga County, OH, (Rolling Hills
                  Apts.), (AMT), 8.00%, 1/1/28                 2,074,860
      2,500       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Catra Capital Corp.), 7.75%, 8/15/20        2,524,200
      1,590       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Catra Capital Corp.), 9.50%, 8/15/05        1,599,588
      1,900       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  6.75%, 11/1/29                               1,887,878
        500       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  7.125%, 11/1/29                                503,170
      3,680       Lucas County, OH, (Country Creek),
                  (AMT), 8.00%, 7/1/26                         2,432,848
      4,130       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.375%, 1/1/19        3,868,241
      1,500       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.625%, 7/1/33        1,390,860
      2,370       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 8.00%, 1/1/34         2,157,530
      5,000       Muni Mae Tax-Exempt Bond, LLC, (AMT),
                  Variable Rate, 6/30/09                       5,079,450
      3,400       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               3,216,978
      1,500       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               1,402,230
------------------------------------------------------------------------
                                                            $ 29,353,147
------------------------------------------------------------------------
Industrial Development Revenue -- 16.6%
------------------------------------------------------------------------
    $ 2,425       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  6.50%, 10/1/24                            $  2,205,659
      2,815       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  9.25%, 10/1/21                               3,159,556
      1,250       Bedford County, VA, IDA, (Nekoosa
                  Packaging), (AMT), 6.55%, 12/1/25            1,283,075
      2,000       Camden County, NJ, (Holt Hauling),
                  (AMT), 9.875%, 1/1/21                        1,878,480
      3,900       Carbon County, UT, (Laidlaw
                  Environmental Services Inc.), (AMT),
                  7.45%, 7/1/17                                4,007,328
      4,000       Charleston County, SC, IDA, (Zeigler
                  Coal), 6.95%, 8/10/28(1)                     2,560,000
      1,215       Florence County, SC, (Stone Container),
                  7.375%, 2/1/07                               1,217,284
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 2,700       Hancock County, KY, (Southwire Co.),
                  (AMT), 7.75%, 7/1/26                      $  2,775,843
      4,000       Hardeman County, TN, (Correctional
                  Facilities Corp.), 7.75%, 8/1/17             4,005,400
      3,715       Iowa Finance Authority, (Southbridge
                  Mall), 6.375%, 12/1/13                       3,605,816
      4,295       Kansas City, MO, IDA, (Airline Cargo
                  Facilities), (AMT), 8.50%, 1/1/17            4,604,154
      2,910       Kimball, NE, EDA, (Clean Harbors),
                  (AMT), 10.75%, 9/1/26                        3,008,882
      2,730       Maryland EDA, (AFCO Cargo), (AMT),
                  6.50%, 7/1/24                                2,524,022
      1,589       Michigan Strategic Fund, (Crown Paper),
                  (AMT), 6.50%, 8/1/21(1)                        262,233
      1,500       Mississippi Business Finance Corp.,
                  (System Energy Resources, Inc.),
                  5.90%, 5/1/22                                1,463,070
      1,095       New Albany, IN, IDA, (K-Mart),
                  7.40%, 6/1/06                                1,113,243
      2,556       New Hampshire Business Finance
                  Authority, (Crown Paper), (AMT),
                  7.875%, 7/1/26(1)                              421,742
        500       New Jersey EDA, (Holt Hauling),
                  8.95%, 12/15/18                                464,680
      4,000       New Jersey EDA, (Holt Hauling), (AMT),
                  7.90%, 3/1/27                                3,720,240
      5,000       New Jersey EDA, RITES, Variable Rate,
                  9/15/29(2)(4)                                4,554,200
      4,000       Ohio Solid Waste Revenue, (Republic
                  Engineered Steels), (AMT),
                  9.00%, 6/1/21(1)                               200,000
      2,000       Perry County, KY, TJ International Inc.,
                  (AMT), 6.55%, 4/15/27                        2,098,260
        500       Philadelphia, PA, IDA, (Refrigerated
                  Enterprises), (AMT), 9.05%, 12/1/19            464,685
      3,500       Riverdale Village, IL, (ACME Metals,
                  Inc.), (AMT), 7.90%, 4/1/24                  2,056,250
      3,345       Riverdale Village, IL, (ACME Metals,
                  Inc.), (AMT), 7.95%, 4/1/25                  1,965,188
      2,970       Santa Fe, NM, (1st Interstate Plaza),
                  8.00%, 7/1/13                                3,067,873
------------------------------------------------------------------------
                                                            $ 58,687,163
------------------------------------------------------------------------
Insured-General Obligations -- 0.3%
------------------------------------------------------------------------
    $ 1,000       California, Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/30(2)(3)     $  1,125,800
------------------------------------------------------------------------
                                                            $  1,125,800
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 0.8%
------------------------------------------------------------------------
    $ 2,415       California Statewide Communities
                  Development Authority, (Sutter Health)
                  Residual Certificates, (FSA), Variable
                  Rate, 8/15/27(2)(3)                       $  2,854,240
------------------------------------------------------------------------
                                                            $  2,854,240
------------------------------------------------------------------------
Insured-Transportation -- 1.4%
------------------------------------------------------------------------
    $ 4,950       Chicago, IL, O'Hare International
                  Airport, (AMBAC), (AMT), 5.375%, 1/1/32   $  4,973,265
------------------------------------------------------------------------
                                                            $  4,973,265
------------------------------------------------------------------------
Miscellaneous -- 2.9%
------------------------------------------------------------------------
    $ 3,750       Atlanta, GA, Downtown Development
                  Authority, (Central Atlanta Hospitality
                  Childcare Inc.), 8.00%, 1/1/26            $  3,888,825
      3,000       Colorado River Indian Tribe, AZ,
                  6.25%, 8/1/04                                3,069,360
      1,245       Pittsfield Township, MI, (Arbor
                  Hospice), 8.125%, 8/15/17                    1,256,927
      1,870       Union, OR, Facility Revenue, (Buffalo
                  Peak Golf Club), 6.75%, 7/1/24               1,864,446
------------------------------------------------------------------------
                                                            $ 10,079,558
------------------------------------------------------------------------
Nursing Home -- 7.7%
------------------------------------------------------------------------
    $ 3,250       Clovis, NM, IDR, (Retirement Ranches,
                  Inc.), 7.75%, 4/1/19                      $  3,295,143
      2,300       Colorado HFA, (Volunteers of America),
                  5.75%, 7/1/20                                1,900,490
      3,600       Colorado HFA, (Volunteers of America),
                  5.875%, 7/1/28                               2,916,684
      1,100       Colorado HFA, (Volunteers of America),
                  6.00%, 7/1/29                                  919,182
      2,175       Kansas City, MO, IDA, (Beverly
                  Enterprises, Inc.), 8.00%, 12/1/02           2,205,211
      2,500       Massachusetts IFA, (Age Institute of
                  Massachusetts), 8.05%, 11/1/25               2,565,250
      3,200       Minneapolis, MN, (Walker Methodist
                  Senior Services), 6.00%, 11/15/28            2,767,392
      1,195       Mississippi Business Finance Corp.,
                  (Magnolia Healthcare), 7.99%, 7/1/25         1,256,805
      7,500       Tarrant County, TX, Health Facilities
                  Authority, (3927 Foundation),
                  10.25%, 9/1/19(1)                            2,248,275
      3,320       Westmoreland, PA, (Highland Health
                  Systems, Inc.), 9.25%, 6/1/22                3,447,886
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
    $ 3,790       Wisconsin HEFA, (Wisconsin Illinois
                  Senior Housing), 7.00%, 8/1/29            $  3,554,831
------------------------------------------------------------------------
                                                            $ 27,077,149
------------------------------------------------------------------------
Pooled Loans -- 1.0%
------------------------------------------------------------------------
    $ 3,500       Osceola County, FL, IDA, Community
                  Pooled Loan-93, 7.75%, 7/1/17             $  3,576,300
------------------------------------------------------------------------
                                                            $  3,576,300
------------------------------------------------------------------------
Senior Living / Life Care -- 11.6%
------------------------------------------------------------------------
    $ 7,965       Albuquerque, NM, Retirement Facilities,
                  (La Vida Liena Retirement Center),
                  6.60%, 12/15/28                           $  6,974,154
      2,500       Arizona Health Facilities Authority,
                  (Care Institute, Inc. - Mesa),
                  7.625%, 1/1/26(5)                            1,992,750
      1,585       Delaware County, PA, IDA, (Glen Riddle),
                  (AMT), 8.625%, 9/1/25                        1,696,521
      3,500       Delaware County, PA, White Horse
                  Village, 7.30%, 7/1/14                       3,569,930
      1,955       Grove City, PA, Area Hospital Authority,
                  (Grove Manor), 6.625%, 8/15/29               1,872,323
      3,685       Illinois Development Finance Authority,
                  (Care Institute, Inc. - Illinois),
                  7.80%, 6/1/25                                3,803,436
      7,500       Kansas City, MO, IDA, (Kingswood United
                  Methodist Manor), 5.875%, 11/15/29           6,305,475
      3,505       Louisiana HFA, (HCC Assisted Living
                  Group 1), (AMT), 9.00%, 3/1/25               3,687,681
      5,315       Massachusetts IFA, (Forge Hill), (AMT),
                  6.75%, 4/1/30                                4,613,792
      5,205       North Miami, FL, Health Care Facilities,
                  (Imperial Club), 8.00%, 1/1/33               4,665,866
      2,000       Ohio HFA, Retirement Rental Housing,
                  (Encore Retirement Partners),
                  6.75%, 3/1/19                                1,715,700
------------------------------------------------------------------------
                                                            $ 40,897,628
------------------------------------------------------------------------
Solid Waste -- 3.3%
------------------------------------------------------------------------
    $ 3,400       Morgantown, KY, Solid Waste Revenue,
                  (IMCO Recycling, Inc.), 7.45%, 5/1/22     $  3,428,628
      2,188       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  6.625%, 9/1/20                               2,056,239
        688       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  6.625%, 9/1/20                                 646,569
      2,000       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  (AMT), 5.875%, 9/1/20                        1,723,520

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Solid Waste (continued)
------------------------------------------------------------------------
    $ 6,500       Pennsylvania Solid Waste Disposal, (USG
                  Corp.), (AMT), 6.00%, 6/1/31              $  3,705,000
------------------------------------------------------------------------
                                                            $ 11,559,956
------------------------------------------------------------------------
Special Tax Revenue -- 1.9%
------------------------------------------------------------------------
    $ 3,800       Cottonwood, CO, Water and Sanitation
                  District, 7.75%, 12/1/20                  $  4,010,824
      2,000       Puerto Rico Infrastructure Financing
                  Authority, Variable Rate, 10/1/32(2)(3)      2,298,860
         75       South Orange County, CA, Public
                  Financing Authority, DRIVERS, Variable
                  Rate, 8/15/15(2)(4)                            484,950
------------------------------------------------------------------------
                                                            $  6,794,634
------------------------------------------------------------------------
Transportation -- 6.7%
------------------------------------------------------------------------
    $   930       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.00%, 5/1/21           $    923,964
      1,375       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.125%, 5/1/31             1,390,318
        500       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.50%, 5/1/21                511,235
      4,200       Houston, TX, Airport System,
                  (Continental Airlines), (AMT),
                  6.75%, 7/1/29(6)                             4,101,804
      2,985       Monroe County, NY, Airport Authority,
                  DRIVERS, (AMT), 8.364%, 1/1/18(2)(4)         3,675,311
      5,000       New Jersey Transportation Trust Fund
                  Authority, Residual Certificates,
                  Variable Rate, 6/15/17(2)(4)                 5,158,750
      2,000       New Jersey Turnpike Authority, RITES,
                  Variable Rate, 1/1/30(2)(3)                  2,289,860
      5,250       Northwest Arkansas Regional Airport
                  Authority, (AMT), 7.625%, 2/1/27             5,495,963
------------------------------------------------------------------------
                                                            $ 23,547,205
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 0.5%
------------------------------------------------------------------------
    $ 1,800       Metropolitan Water District, CA,
                  (Southern California Waterworks),
                  Variable Rate, 7/1/27(2)(4)               $  1,595,124
------------------------------------------------------------------------
                                                            $  1,595,124
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $370,470,531)                           $348,149,558
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                      $  4,338,002
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $352,487,560
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At July 31, 2001, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.
 (1)  Non-income producing security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5)  The Portfolio is accruing only partial interest on this security.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $370,470,531)                          $348,149,558
Cash                                           994,059
Receivable for investments sold                657,779
Interest receivable                          6,982,777
Prepaid expenses                                 2,118
------------------------------------------------------
TOTAL ASSETS                              $356,786,291
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      2,624
Payable for open swap contracts                121,439
Payable for when-issued securities           4,093,572
Accrued expenses                                81,096
------------------------------------------------------
TOTAL LIABILITIES                         $  4,298,731
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $352,487,560
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $374,929,972
Net unrealized depreciation (computed on
   the basis of identified cost)           (22,442,412)
------------------------------------------------------
TOTAL                                     $352,487,560
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $12,419,372
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $12,419,372
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,046,105
Trustees' fees and expenses                    12,795
Custodian fee                                  73,178
Legal and accounting services                  22,962
Miscellaneous                                  16,117
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,171,157
-----------------------------------------------------

NET INVESTMENT INCOME                     $11,248,215
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,714,303)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,714,303)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 7,059,549
   Interest rate swap contracts              (121,439)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 6,938,110
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,223,807
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $16,472,022
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     11,248,215  $     22,474,205
   Net realized loss                            (1,714,303)       (5,366,219)
   Net change in unrealized
      appreciation (depreciation)                6,938,110         5,713,575
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     16,472,022  $     22,821,561
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     47,995,104  $     61,682,286
   Withdrawals                                 (40,113,377)      (95,294,932)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      7,881,727  $    (33,612,646)
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     24,353,749  $    (10,791,085)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    328,133,811  $    338,924,896
----------------------------------------------------------------------------
AT END OF PERIOD                          $    352,487,560  $    328,133,811
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       -------------------------------------------------------------
                                  (UNAUDITED)(1)        2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.70%(2)        0.72%        0.68%        0.67%        0.68%        0.34%
   Net expenses after
      custodian fee reduction             0.70%(2)        0.72%        0.67%        0.66%        0.66%        0.30%
   Net investment income                  6.68%(2)        6.86%        6.25%        5.88%        6.43%        6.96%
Portfolio Turnover                          14%             29%          58%          25%           8%          41%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $352,488        $328,134     $338,925     $390,909     $303,209     $180,700
-------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                   0.71%
   Expenses after custodian
      fee reduction                                                                                           0.67%
   Net investment income                                                                                      6.59%
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the six months ended July 31, 2001 on the ratio of net investment income to average net assets was less than 0.01%.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Effective February 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on all fixed-income securities. Prior to February 1, 2001, the portfolio did not amortize market discount on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $35,548 increase in cost of securities and a corresponding $35,548 increase in net unrealized depreciation, based on securities held by the Portfolio on December 31, 2001.

   The effect of this change for the six months ended July 31, 2001 was a increase in net investment income of $2,486, an decrease of net realized loss of $1,169 and a increase in net unrealized depreciation of $3,655.

   The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2001, the fee was equivalent to 0.62% (annualized) of the Portfolio's average net assets for such period and amounted to $1,046,105. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $70,390,241 and $46,873,809, respectively, for the six months ended July 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $370,975,815
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,812,771
    Gross unrealized depreciation              (36,639,028)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(22,826,257)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At July 31, 2001, the Portfolio has entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Portfolio makes bi-annual payments at a rate equal to 4.915% on the notional amount of $3,000,000. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates April 30, 2021, is recorded as a payable for open swap contracts of $121,439 on July 31, 2001.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

  INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
  BOSTON MANAGEMENT AND RESEARCH
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109


  ADMINISTRATOR OF EATON VANCE HIGH YIELD MUNICIPALS FUND
  EATON VANCE MANAGEMENT
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109


  PRINCIPAL UNDERWRITER
  EATON VANCE DISTRIBUTORS, INC.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  (617) 482-8260


  CUSTODIAN
  INVESTORS BANK & TRUST COMPANY
  200 Clarendon Street
  Boston, MA 02116


  TRANSFER AGENT
  PFPC, Inc.
  Attn: Eaton Vance Funds
  P.O. Box 9653
  Providence, RI 02940-9653
  (800) 262-1122


--------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call:
                        1-800-262-1122
--------------------------------------------------------------------------------


  EATON VANCE HIGH YIELD MUNICIPALS FUND
  THE EATON VANCE BUILDING
  255 STATE STREET
  BOSTON, MA 02109


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
416-9/01                                                                   HYSRC